SUNAMERICA STYLE SELECT SERIES, INC.

Supplement to the Prospectus dated February 28, 2001

	On August 22, 2001, the Board of Directors approved a reorganization of the International Equity
Portfolio of SunAmerica Style Select Series, Inc. with the newly formed International Equity Fund of SunAmerica Equity Funds (the "New Fund"). The New
Fund is intended to be a successor fund to the International Equity Portfolio, with similar investment objectives and investment techniques, and with SunAmerica Asset Management Corp. ("SAAMCo") continuing to serve as investment adviser.

It is planned that the reorganization will be consummated on approximately November 9, 2001, subject to a number of conditions including receipt of approval of the shareholders of the International
Equity Portfolio. Upon completion of the reorganization, shareholders of the International
Equity Portfolio will be shareholders of the New Fund and shares of International Equity Portfolio will no longer be offered. It is anticipated that three series of North American Funds will also be reorganized, together with the International Equity
Portfolio, into the New Fund, subject to shareholder approval of those funds.

	Currently, SAAMCo is responsible for the day-to-day portfolio management of the International Equity Portfolio.
In connection with their consideration of the reorganization, the Board of Directors approved a Subadvisory Agreement between AIG Global Investment Corp.
and SAAMCo on behalf of the New Fund. Therefore, on approximately November 9, 2001, the New Fund will be managed by SAAMCo and subadvised by AIG Global Investment
Corp., an affiliate of SAAMCo.

A registration statement on Form N-14 relating to the proposed reorganizations has been filed by the SunAmerica Style Select Series, Inc. with the
Securities and Exchange Commission (File No.
333-67844). That registration statement contains detailed information on the proposed reorganizations and is available from the SEC Public Reference Room or on the SEC's website at http://www.sec.gov.



September 17, 2001